Benefit Plans And Obligations For Termination Indemnity (Target Asset Allocation For The Plan) (Details)	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	65.00%	63.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	35.00%	36.00%
Other
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation	0.00%	1.00%